Goodwill and Identifiable Intangibles (Intangible Assets Acquired) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended											12 Months Ended
	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011	Dec. 31, 2012 Indefinite Live Asset Changed To Amortizable Asset	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names	Dec. 31, 2012 Customer and contractual relationships	Dec. 31, 2011 Customer and contractual relationships	May 01, 2012 Mead C&OP	May 01, 2012 Mead C&OP Trade Names	May 01, 2012 Mead C&OP Customer and contractual relationships	May 01, 2012 Mead C&OP Trade Names	Dec. 31, 2012 Minimum Trade Names	Dec. 31, 2012 Minimum Customer and contractual relationships	Dec. 31, 2012 Maximum Trade Names	Dec. 31, 2012 Maximum Customer and contractual relationships
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 245.0		$ 94.5		$ 21.4	$ 130.9	[1]	$ 58.0	$ 103.7	$ 26.1
Estimated fair value, idefinite lived														415.3
Estimated fair value, finite lived												50.3	77.6
Total estimated fair value		$ 543.2									$ 543.2
Estimated average remaining useful life				30 years											10 years	10 years	15 years	15 years

[1]	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012